Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies (Textual)
Description of legal claims	Contingent liabilities are accounted for according to IAS 37 and its related provisions. Accordingly, the claims are classified by likelihood of realization of the exposure to risk, as follows: a. More likely than not - more than 50% probability b. Possible - probability higher than unlikely and less than 50% c. Remote - probability of 10% or less
Top of range [member]
Significant Accounting Policies (Textual)
Amortized over a period	4 years
Bottom of range [member]
Significant Accounting Policies (Textual)
Amortized over a period	1 month